Investment in Associate (Details 1) - Stimunity S.A. [Member]	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Name	Stimunity S.A.
Principal Activity	Biotechnology
Place of Incorporation and principal place of business	Paris, France
Voting rights held	36.50%	27.40%